Subsequent Events (FY)	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
The dividend of $22 million included in Accrued liabilities in the Consolidated Balance Sheet at December 31, 2023 was paid on January 31, 2024, to stockholders of record as of December 29, 2023.